Expense Example	May 27, 2025 USD ($)
Return Stacked(R) Bonds & Futures Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Return Stacked(R) Bonds & Managed Futures ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Return Stacked(R) Bonds & Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Return Stacked Global Stocks & Bonds ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Return Stacked(R) U.S. Stocks & Futures Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213